Nature and Description of the Company - Summary of Nature and Description of the Company (Details)	12 Months Ended
Dec. 31, 2024
CANADA | Parent [member] | Enerflex Ltd [Member]
Disclosure of subsidiaries [line items]
Name	Enerflex Ltd.
UNITED STATES | Subsidiaries [member] | Enerflex Energy Systems Inc [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Name of subsidiary	Enerflex Energy Systems Inc.
UNITED STATES | Subsidiaries [member] | Enerflex US Holdings Inc [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, USA
Ownership	100.00%
Name of subsidiary	Enerflex US Holdings Inc.
UNITED STATES | Subsidiaries [member] | Exterran Energy Solutions LP [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, USA
Ownership	100.00%
Name of subsidiary	Exterran Energy Solutions, LP
OMAN | Subsidiaries [member] | Enerflex Middle East LLC [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Oman
Ownership	70.00% [1]
Name of subsidiary	Enerflex Middle East LLC
OMAN | Subsidiaries [member] | Exterran Middle East LLC [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Oman
Ownership	100.00%
Name of subsidiary	Exterran Middle East LLC
NETHERLANDS | Subsidiaries [member] | Enerflex Holding Company NL BV [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Netherlands
Ownership	100.00%
Name of subsidiary	Enerflex Holding Company NL B.V.
BARBADOS | Subsidiaries [member] | Enerflex International Holdings Ltd [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Barbados
Ownership	100.00%
Name of subsidiary	Enerflex International Holdings Ltd.
BAHRAIN | Subsidiaries [member] | Enerflex Middle East SPC [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Bahrain
Ownership	100.00%
Name of subsidiary	Enerflex Middle East WLL
AUSTRALIA | Subsidiaries [member] | Enerflex Energy Systems Australia PTY Ltd [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Australia
Ownership	100.00%
Name of subsidiary	Enerflex Energy Systems (Australia) PTY Ltd.
Reporting Segment [Member] | CANADA | Parent [member] | Enerflex Ltd [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Canada
Ownership	Public Shareholders
Reporting Segment	North America
Reporting Segment [Member] | UNITED STATES | Subsidiaries [member] | Enerflex Energy Systems Inc [Member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, USA
Reporting Segment	North America
Reporting Segment [Member] | UNITED STATES | Subsidiaries [member] | Enerflex US Holdings Inc [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	North America
Reporting Segment [Member] | UNITED STATES | Subsidiaries [member] | Exterran Energy Solutions LP [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	North America
Reporting Segment [Member] | OMAN | Subsidiaries [member] | Enerflex Middle East LLC [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere
Reporting Segment [Member] | OMAN | Subsidiaries [member] | Exterran Middle East LLC [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere
Reporting Segment [Member] | NETHERLANDS | Subsidiaries [member] | Enerflex Holding Company NL BV [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere
Reporting Segment [Member] | BARBADOS | Subsidiaries [member] | Enerflex International Holdings Ltd [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere
Reporting Segment [Member] | BAHRAIN | Subsidiaries [member] | Enerflex Middle East SPC [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere
Reporting Segment [Member] | AUSTRALIA | Subsidiaries [member] | Enerflex Energy Systems Australia PTY Ltd [Member]
Disclosure of subsidiaries [line items]
Reporting Segment	Eastern Hemisphere

[1]	Enerflex Ltd. holds 100 percent of the beneficial interest.